Filed pursuant to Rule 497(e)
 File Nos. 033-73792 and 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

Supplement to the Prospectus and Statement of Additional Information
(Original Shares and Institutional Shares),
 dated July 31, 2015, as supplemented

Effective Monday, April 18, 2016, the Rainier Intermediate Fixed Income Fund and the Rainier High Yield Fund (the “Funds”) are no longer offered under this Prospectus.

Please disregard all references to the Funds in the Prospectus and Statement of Additional Information.

April 15, 2016